Stock Options and Warrants (Details Narrative) - USD ($)			12 Months Ended
	Nov. 16, 2017	Jul. 26, 2011	Dec. 31, 2025	Aug. 13, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding			0
[custom:AggregateFairValueOfStockOptionsGranted]			$ 20,023
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.88%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 7.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years
Share-Based Payment Arrangement, Expense			$ 232,668
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	50,000
Stock Issued During Period, Shares, Period Increase (Decrease)	33,333
Common Stock, Capital Shares Reserved for Future Issuance				800,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			10 years
2011 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		16,667